N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 21, 2025
Amendment Flag	false
C000065160 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)	1.51%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
US Fund Large Blend	Putnam U.S. Research Fund – Class A* (Closed to Contracts issued on or about 5/3/2010) (Effective 9/30/2025, Putnam Research Fund was renamed Putnam U.S. Research Fund)	0.89%	26.22%	14.91%	12.97%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.; Putnam Advisory Company, LLC; Franklin Templeton Investment Management
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)	1.51%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
US Fund Large Blend	Putnam U.S. Research Fund – Class A* (Closed to Contracts issued on or about 5/3/2010) (Effective 9/30/2025, Putnam Research Fund was renamed Putnam U.S. Research Fund)	0.89%	26.22%	14.91%	12.97%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.; Putnam Advisory Company, LLC; Franklin Templeton Investment Management
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000065160 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000065160 [Member] | C000010781 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam U.S. Research Fund – Class A* (Closed to Contracts issued on or about 5/3/2010) (Effective 9/30/2025, Putnam Research Fund was renamed Putnam U.S. Research Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.; Putnam Advisory Company, LLC; Franklin Templeton Investment Management
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	14.91%
Average Annual Total Returns, 10 Years [Percent]	12.97%
C000055030 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)	1.51%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
US Fund Large Blend	Putnam U.S. Research Fund – Class A* (Closed to Contracts issued on or about 5/3/2010) (Effective 9/30/2025, Putnam Research Fund was renamed Putnam U.S. Research Fund)	0.89%	26.22%	14.91%	12.97%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.; Putnam Advisory Company, LLC; Franklin Templeton Investment Management
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)	1.51%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
US Fund Large Blend	Putnam U.S. Research Fund – Class A* (Closed to Contracts issued on or about 5/3/2010) (Effective 9/30/2025, Putnam Research Fund was renamed Putnam U.S. Research Fund)	0.89%	26.22%	14.91%	12.97%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.; Putnam Advisory Company, LLC; Franklin Templeton Investment Management
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055030 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Small Cap Fund – Class A* (Effective 9/30/25, Putnam International Capital Opportunities Fund was renamed Putnam International Small Cap Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Advisory Company, LLC; Franklin Advisers, Inc.; Franklin Templeton Investment Management
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000055030 [Member] | C000010781 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam U.S. Research Fund – Class A* (Closed to Contracts issued on or about 5/3/2010) (Effective 9/30/2025, Putnam Research Fund was renamed Putnam U.S. Research Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.; Putnam Advisory Company, LLC; Franklin Templeton Investment Management
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	14.91%
Average Annual Total Returns, 10 Years [Percent]	12.97%